Cash position	6 Months Ended
Jun. 30, 2021
Cash position
Cash position

Cash position

Cash and cash equivalents and current financial investments totaled €5,006.6 million on June 30, 2021 (€5,169.3 million on December 31, 2020, including the cash and cash equivalents included in the assets classified as held for sale).

A net decrease of €162.7 million in cash and cash equivalents and current financial investments was recorded during the first six months of 2021, compared to a net decrease of €214.3 million during the first six months of 2020. This net decrease was composed of (i) €223.2 million of operational cash burn, (ii) offset by €2.6 million of cash proceeds from capital and share premium increases from exercise of subscription rights in the first six months of 2021, (iii) €5.8 million of negative changes in (fair) value of current financial investments and €35.0 million of mainly positive exchange rate differences, and (iv) €28.7 million cash in from disposal of subsidiaries, net of cash disposed of.

The operational cash burn (or operational cash flow if this performance measure is positive) is a financial measure that is not calculated in accordance with IFRS. Operational cash burn/ cash flow is defined as the increase or decrease in our cash and cash equivalents (excluding the effect of exchange rate differences on cash and cash equivalents), minus:

i.the net proceeds, if any, from share capital and share premium increases included in the net cash flows generated from/used in (–) financing activities

ii.the net proceeds or cash used, if any, in acquisitions or disposals of businesses; the movement in restricted cash and movement in current financial investments, if any, included in the net cash flows generated from/ used in (–) investing activities.

This alternative performance measure is in our view an important metric for a biotech company in the development stage.

The following table represents a reconciliation of the operational cash burn:

	Six months ended June 30,
	2021	2020

	(Euro, in thousands)
Increase in cash and cash equivalents (excluding effect of exchange differences)	€477,448	€523,222
Minus:
Net proceeds from capital and share premium increases	(2,583)	(23,268)
Net sale of current financial investments	(669,365)	(730,439)
Cash in from disposal of subsidiaries, net of cash disposed of	(28,696)	—
Total operational cash burn	(223,196)	€(230,486)

Cash and cash equivalents and current financial investments comprised cash at banks, short-term bank deposits, treasury bills and money market funds that are readily convertible to cash and are subject to an insignificant risk of changes in value. Our cash management strategy monitors and optimizes our liquidity position. Our cash management strategy allows short term deposits with an original maturity exceeding three months while monitoring all liquidity aspects. Cash and cash equivalents comprised €1,411.7 million of term deposits which all had an original maturity longer than three months. All cash and cash equivalents are available upon maximum three months notice period and without significant penalty. Cash at banks were mainly composed of notice accounts and term deposits. Our credit risk is mitigated by selecting a panel of highly rated financial institutions for our deposits.

Cash invested in highly liquid money market funds represented €1,060.3 million (€1,571.9 million on December 31, 2020) and are presented as current financial investments on June 30, 2021. The current financial investments also include treasury bills, amounting to €1,303.7 million on June 30, 2021 (€1,454.4 million on December 31, 2020). Our portfolio of treasury bills contains only AAA rated paper, issued by Germany and The Netherlands. Our money market funds portfolio consists of AAA short-term money market funds with a diversified and highly rated underlying portfolio managed by established fund management companies with a proven track record leading to an insignificant risk of changes in value.

	June 30,	December 31,
	2021	2020

	(Euro, in thousands)
Cash at banks	€1,230,956	€1,239,993
Term deposits	1,411,683	895,194
Total cash and cash equivalents from continuing operations	2,642,639	2,135,187
Cash and cash equivalents included in assets classified as held for sale	—	7,884
Total cash and cash equivalents	€2,642,639	€2,143,071

On June 30, 2021, our cash and cash equivalents and current financial investments included $973.3 million held in U.S. dollars ($1,418.9 million on December 31, 2020) which could generate foreign exchange gains or losses in our financial results in accordance with the fluctuation of the EUR/U.S. dollar exchange rate as our functional currency is EUR. The foreign exchange loss (-)/gain in case of a 10% change in the EUR/U.S. dollar exchange rate amounts to €81.9 million.

Finally, our balance sheet held R&D incentives receivables from the French government (Crédit d’Impôt Recherche), to be received in four yearly tranches, and R&D incentives receivables from the Belgian Government, for a total of €142.7 million as at June 30, 2021.